UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number:  028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Vince Small
Title:    Chief Financial Officer
Phone:    (610) 727-3720


Signature, Place and Date of Signing:


    /s/ Vince Small                 Berwyn, PA                August 4, 2008
-----------------------      -------------------------      -------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1


Form 13F Information Table Entry Total:        80
                                              ---

Form 13F Information Table Value Total:  $594,218
                                          -------
                                          (thousands)



List of Other Included Managers:


        No.        Form 13F File Number        Name
        ---        --------------------        -------------------------------
        (1)          028-10707                   Fairfield Redstone Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2008

COLUMN 1                        COLUMN  2    COLUMN  3  COLUMN 4        COLUMN 5            COLUMN 6     COL 7        COLUMN 8
                                                                                                                       VOTING
                                  TITLE                  MARKET    SHRS OR   SH/  PUT/     INVESTMENT    OTHER       AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP      VALUE    PRN AMT   PRN  CALL     DISCRETION    MNGRS  SOLE  SHARED    NONE
----------------------------  -------------  ---------  --------  ---------  ---  ----   --------------  -----  ----  ------    ----
ACORDA THERAPEUTICS INC            COM       00484M106    8,165     248,700   SH         Shared-Defined    1     0     248,700    0
ACTIVISION INC NEW               COM NEW     004930202   12,493     366,700   SH         Shared-Defined    1     0     366,700    0
AGILENT TECHNOLOGIES INC           COM       00846U101    7,200     202,600   SH         Shared-Defined    1     0     202,600    0
AKAMAI TECHNOLOGIES INC            COM       00971T101    7,243     208,200   SH         Shared-Defined    1     0     208,200    0
ALASKA COMMUNICATIONS SYS GR       COM       01167P101   10,037     840,600   SH         Shared-Defined    1     0     840,600    0
APPLIED MATLS INC                  COM       038222105   10,683     559,600   SH         Shared-Defined    1     0     559,600    0
ARCH COAL INC                      COM       039380100    6,603      88,000   SH         Shared-Defined    1     0      88,000    0
ARCHER DANIELS MIDLAND CO          COM       039483102   11,718     347,200   SH         Shared-Defined    1     0     347,200    0
ASML HOLDING N V                NY REG SHS   N07059186    4,831     198,000   SH         Shared-Defined    1     0     198,000    0
BLACKROCK INC                      COM       09247X101    5,045      28,500   SH         Shared-Defined    1     0      28,500    0
BROADCOM CORP                      CL A      111320107    7,196     263,700   SH         Shared-Defined    1     0     263,700    0
BUNGE LIMITED                      COM       G16962105    7,269      67,500   SH         Shared-Defined    1     0      67,500    0
CA INC                             COM       12673P105    5,041     218,300   SH         Shared-Defined    1     0     218,300    0
CABOT OIL & GAS CORP               COM       127097103    5,059      74,700   SH         Shared-Defined    1     0      74,700    0
CISCO SYS INC                      COM       17275R102    4,854     208,700   SH         Shared-Defined    1     0     208,700    0
COGNIZANT TECHNOLOGY SOLUTIO       CL A      192446102    6,811     209,500   SH         Shared-Defined    1     0     209,500    0
COLGATE PALMOLIVE CO               COM       194162103    6,502      94,100   SH         Shared-Defined    1     0      94,100    0
CORE LABORATORIES N V              COM       N22717107    7,829      55,000   SH         Shared-Defined    1     0      55,000    0
CORN PRODS INTL INC                COM       219023108    3,629      73,900   SH         Shared-Defined    1     0      73,900    0
CORRECTIONS CORP AMER NEW        COM NEW     22025Y407    6,060     220,600   SH         Shared-Defined    1     0     220,600    0
COVANCE INC                        COM       222816100    6,374      74,100   SH         Shared-Defined    1     0      74,100    0
COVANTA HLDG CORP                  COM       22282E102    8,597     322,100   SH         Shared-Defined    1     0     322,100    0
CRA INTL INC                       COM       12618T105    5,563     153,898   SH         Shared-Defined    1     0     153,898    0
CVS CAREMARK CORPORATION           COM       126650100    8,326     210,400   SH         Shared-Defined    1     0     210,400    0
DEERE & CO                         COM       244199105    4,587      63,600   SH         Shared-Defined    1     0      63,600    0
DENBURY RES INC                  COM NEW     247916208    7,910     216,700   SH         Shared-Defined    1     0     216,700    0
DYNCORP INTL INC                   CL A      26817C101    2,594     171,200   SH         Shared-Defined    1     0     171,200    0
DYNEGY INC DEL                     CL A      26817G102    6,933     810,900   SH         Shared-Defined    1     0     810,900    0
EBAY INC                           COM       278642103    6,666     243,900   SH         Shared-Defined    1     0     243,900    0
ENCORE ACQUISITION CO              COM       29255W100    5,609      74,600   SH         Shared-Defined    1     0      74,600    0
F M C CORP                       COM NEW     302491303   10,842     140,000   SH         Shared-Defined    1     0     140,000    0
FIRST SOLAR INC                    COM       336433107    7,694      28,200   SH         Shared-Defined    1     0      28,200    0
FLOWERS FOODS INC                  COM       343498101    6,518     230,000   SH         Shared-Defined    1     0     230,000    0
FTI CONSULTING INC                 COM       302941109    9,201     134,400   SH         Shared-Defined    1     0     134,400    0
GASCO ENERGY INC                   COM       367220100    3,497     842,700   SH         Shared-Defined    1     0     842,700    0
GENZYME CORP                       COM       372917104   13,808     192,100   SH         Shared-Defined    1     0     192,100    0
GEO GROUP INC                      COM       36159R103    7,115     316,200   SH         Shared-Defined    1     0     316,200    0
GILEAD SCIENCES INC                COM       375558103    9,536     180,100   SH         Shared-Defined    1     0     180,100    0
GLOBECOMM SYSTEMS INC              COM       37956X103    3,298     399,300   SH         Shared-Defined    1     0     399,300    0
HALLIBURTON CO                     COM       406216101    8,804     165,900   SH         Shared-Defined    1     0     165,900    0
HARMONIC INC                       COM       413160102    9,741   1,024,300   SH         Shared-Defined    1     0   1,024,300    0
HELMERICH & PAYNE INC              COM       423452101    6,489      90,100   SH         Shared-Defined    1     0      90,100    0
HURON CONSULTING GROUP INC         COM       447462102    6,434     141,900   SH         Shared-Defined    1     0     141,900    0
INSULET CORP                       COM       45784P101    5,399     343,200   SH         Shared-Defined    1     0     343,200    0
INTEROIL CORP                      COM       460951106    8,796     299,200   SH         Shared-Defined    1     0     299,200    0
KIRBY CORP                         COM       497266106    5,328     111,000   SH         Shared-Defined    1     0     111,000    0
LIBERTY GLOBAL INC              COM SER C    530555309    6,849     225,600   SH         Shared-Defined    1     0     225,600    0
LUMINEX CORP DEL                   COM       55027E102    8,458     411,600   SH         Shared-Defined    1     0     411,600    0
MCDERMOTT INTL INC                 COM       580037109   12,731     205,700   SH         Shared-Defined    1     0     205,700    0
MCKESSON CORP                      COM       58155Q103    8,470     151,500   SH         Shared-Defined    1     0     151,500    0
MONSANTO CO NEW                    COM       61166W101    7,966      63,000   SH         Shared-Defined    1     0      63,000    0
MOSAIC CO                          COM       61945A107    6,873      47,500   SH         Shared-Defined    1     0      47,500    0
NATCO GROUP INC                    CL A      63227W203    5,933     108,800   SH         Shared-Defined    1     0     348,100    0
NORTH AMERN ENERGY PARTNERS        COM        6.57E+08    7,547     348,100   SH         Shared-Defined    1     0     108,800    0
NVIDIA CORP                        COM       67066G104    8,956     478,400   SH         Shared-Defined    1     0     478,400    0
OCEANEERING INTL INC               COM       675232102    6,102      79,200   SH         Shared-Defined    1     0      79,200    0
ORACLE CORP                        COM       68389X105   10,015     476,900   SH         Shared-Defined    1     0     476,900    0
OREXIGEN THERAPEUTICS INC          COM       686164104    3,184     403,500   SH         Shared-Defined    1     0     403,500    0
PACER INTL INC TENN                COM       69373H106    7,088     329,500   SH         Shared-Defined    1     0     329,500    0
PARKER DRILLING CO                 COM       701081101    5,403     539,800   SH         Shared-Defined    1     0     539,800    0
PG&E CORP                          COM       69331C108    5,529     139,300   SH         Shared-Defined    1     0     139,300    0
PHASE FORWARD INC                  COM       71721R406    6,216     345,900   SH         Shared-Defined    1     0     345,900    0
PIONEER NAT RES CO                 COM       723787107   22,826     291,600   SH         Shared-Defined    1     0     291,600    0
POLYCOM INC                        COM       73172K104    6,972     286,200   SH         Shared-Defined    1     0     286,200    0
POWER INTEGRATIONS INC             COM       739276103   10,580     334,700   SH         Shared-Defined    1     0     334,700    0
PRICE T ROWE GROUP INC             COM       74144T108    6,206     109,900   SH         Shared-Defined    1     0     109,900    0
PRICELINE COM INC                COM NEW     741503403    6,362      55,100   SH         Shared-Defined    1     0      55,100    0
QUANTA SVCS INC                    COM       74762E102    5,826     175,100   SH         Shared-Defined    1     0     175,100    0
RAYTHEON CO                      COM NEW     755111507    6,596     117,200   SH         Shared-Defined    1     0     117,200    0
ROCKWOOD HLDGS INC                 COM       774415103    9,970     286,500   SH         Shared-Defined    1     0     286,500    0
SAPIENT CORP                       COM       803062108    4,867     758,100   SH         Shared-Defined    1     0     758,100    0
SHIRE LIMITED                 SPONSORED ADR  82481R106    6,466     131,600   SH         Shared-Defined    1     0     131,600    0
TASER INTL INC                     COM       87651B104    3,650     731,400   SH         Shared-Defined    1     0     731,400    0
TD AMERITRADE HLDG CORP            COM       87236Y108    5,277     291,700   SH         Shared-Defined    1     0     291,700    0
TITAN MACHY INC                    COM       88830R101    8,631     275,576   SH         Shared-Defined    1     0     275,576    0
TRANSOCEAN INC NEW                 SHS       G90073100   11,216      73,600   SH         Shared-Defined    1     0      73,600    0
UNITED THERAPEUTICS CORP DEL       COM       91307C102    9,130      93,400   SH         Shared-Defined    1     0      93,400    0
WEATHERFORD INTERNATIONAL LT       COM       G95089101    6,382     128,700   SH         Shared-Defined    1     0     128,700    0
WHITING PETE CORP NEW              COM       966387102    8,370      78,900   SH         Shared-Defined    1     0      78,900    0
WILLBROS GROUP INC                 COM       969199108    7,645     174,500   SH         Shared-Defined    1     0     174,500    0





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